Vessels - Operating vessels and drydock rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel tanker	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Nov. 30, 2023 USD ($)
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 3,089,254
Reversal of previously recorded impairment	0	$ (12,708)	$ 0
Ending balance	3,577,935	$ 3,089,254
Number of vessels in agreement to sell | vessel		18
Property, plant and equipment	$ 3,577,935	$ 3,089,254
STI Ville and STI Amber | MR | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	2
Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 4,162,703	4,918,357
Transfer from right of use assets, net	698,884
Additions	21,449	40,233
Disposal of vessels	(82,563)	(780,891)
Write-offs	(2,271)	(14,996)
Ending balance	4,798,202	4,162,703	4,918,357
Property, plant and equipment	4,798,202	4,162,703	4,918,357
Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,073,449)	(1,076,286)
Charge for the period	(178,259)	(168,008)
Disposal of vessels	29,941	143,141
Reversal of previously recorded impairment		12,708
Write-offs	1,500	14,996
Ending balance	(1,220,267)	(1,073,449)	(1,076,286)
Property, plant and equipment	(1,220,267)	(1,073,449)	(1,076,286)
Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	3,028,804
Ending balance	3,524,321	3,028,804
Property, plant and equipment	3,524,321	3,028,804
Vessels | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 637,800
Ending balance		637,800
Number of vessels in agreement to sell | vessel	19
Property, plant and equipment		$ 637,800
Vessels | LR2
Changes in Property, Plant and Equipment [Roll Forward]
Number of ships purchased, previously recorded as right of use assets | tanker	4
Vessels | MR
Changes in Property, Plant and Equipment [Roll Forward]
Number of ships purchased, previously recorded as right of use assets | tanker	17
Vessels | STI Ville and STI Amber | MR | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment				$ 52,600
Vessels | STI Savile Row, STI Carnaby and STI Nautilus | LR2
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel		3
Vessels | STI Fontvieille and STI Benicia | MR
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel		2
Vessels | STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision | LR1
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel		12
Vessels | Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 4,045,062	$ 4,782,886
Transfer from right of use assets, net	695,162
Additions	4,711	20,426
Disposal of vessels	(79,429)	(758,250)
Write-offs	(771)	0
Ending balance	4,664,735	4,045,062	4,782,886
Property, plant and equipment	4,664,735	4,045,062	4,782,886
Vessels | Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,016,258)	(1,020,407)
Charge for the period	(152,661)	(145,140)
Disposal of vessels	28,505	136,581
Reversal of previously recorded impairment		12,708
Write-offs	0	0
Ending balance	(1,140,414)	(1,016,258)	(1,020,407)
Property, plant and equipment	(1,140,414)	(1,016,258)	(1,020,407)
Drydock
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	60,450
Ending balance	53,614	60,450
Property, plant and equipment	53,614	60,450
Drydock | Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	117,641	135,471
Transfer from right of use assets, net	3,722
Additions	16,738	19,807
Disposal of vessels	(3,134)	(22,641)
Write-offs	(1,500)	(14,996)
Ending balance	133,467	117,641	135,471
Property, plant and equipment	133,467	117,641	135,471
Drydock | Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(57,191)	(55,879)
Charge for the period	(25,598)	(22,868)
Disposal of vessels	1,436	6,560
Reversal of previously recorded impairment		0
Write-offs	1,500	14,996
Ending balance	(79,853)	(57,191)	(55,879)
Property, plant and equipment	$ (79,853)	$ (57,191)	$ (55,879)